Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities
Net income	$ 149,311	[1]	$ 206,861	[1]	$ 156,933	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairments	120,608	[1]	113,133	[1]	91,129	[1]
Non-cash equity-based compensation expense	3,717	[1]	3,490	[1]	2,567	[1]
Deferred income taxes	30,113	[1]	16,580	[1]	9,539	[1]
Debt-related amortization and other items, net	2,319	[1]	3,110	[1]	1,705	[1]
Changes in assets and liabilities:
(Increase) decrease in accounts receivable, net	22,916	[1]	(44,725)	[1]	(15,039)	[1]
Increase (decrease) in accounts and natural gas imbalance payables and accrued liabilities, net	5,045	[1]	30,884	[1]	5,407	[1]
Change in other items, net	3,997	[1]	(16,495)	[1]	657	[1]
Net cash provided by operating activities	338,026	[1]	312,838	[1]	252,898	[1]
Cash flows from investing activities
Capital expenditures	(638,121)	[1]	(149,717)	[1]	(173,891)	[1]
Investments in equity affiliates	(862)	[1]	(93)	[1]	(310)	[1]
Net cash used in investing activities	(1,249,942)	[1]	(479,722)	[1]	(921,398)	[1]
Cash flows from financing activities
Borrowings, net of debt issuance costs	1,041,648	[1]	1,055,939	[1]	660,000	[1]
Repayments of debt	(549,000)	[1]	(869,000)	[1]	(361,000)	[1]
Increase (decrease) in outstanding checks	1,800	[1]	4,039	[1]	(4,805)	[1]
Revolving credit facility issuance costs					(12)	[1]
Proceeds from issuance of common and general partner units, net of offering expenses	625,877	[1]	335,317	[1]	345,803	[1]
Distributions to unitholders	(197,850)	[1]	(140,118)	[1]	(94,194)	[1]
Contributions from noncontrolling interest owners	29,108	[1]	33,637	[1]	2,053	[1]
Distributions to noncontrolling interest owners	(17,303)	[1]	(17,478)	[1]	(13,222)	[1]
Net contributions from Anadarko	171,058	[1]			90,967	[1]
Net distributions to Anadarko			(35,967)	[1]
Net cash provided by financing activities	1,105,338	[1]	366,369	[1]	625,590	[1]
Net increase (decrease) in cash and cash equivalents	193,422	[1]	199,485	[1]	(42,910)	[1]
Cash and cash equivalents at beginning of period	226,559	[1]	27,074	[1]	69,984	[1]
Cash and cash equivalents at end of period	419,981	[1]	226,559	[1]	27,074	[1]
Supplemental disclosures
Net distributions to Anadarko of other assets	15,296	[1]			7,827	[1]
Net contributions from Anadarko of other assets			(29)
Interest paid, net of capitalized interest	28,042	[1]	25,828	[1]	16,497	[1]
Taxes paid	495	[1]	190	[1]	507	[1]
Affiliated Entity Member
Cash flows from investing activities
Acquisitions	(611,719)	[1]	(28,837)	[1]	(734,780)	[1]
Proceeds	760	[1]	382	[1]	2,805	[1]
Third Parties [Member]
Cash flows from investing activities
Acquisitions			(301,957)	[1]	(18,047)	[1]
Proceeds			$ 500	[1]	$ 2,825	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.